NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2022
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
NOTE 22. NON-CURRENT ASSETS HELD FOR SALE

Arauco carried out a process for the sale of forestry land (80,489 hectares). The forestry land was sold to BTG Pactual Timberland Investment Group LLC, and also comprising British Columbia Investment Management Corporation and APG Asset Management N.V. (the “Consorcio”).

For the year ended

December 31, 2022, a profit of ThU.S.$ 19,670 (ThU.S.$ 229,866 for the year ended

December 31, 2021) was generated from the sale of the aforementioned assets. This profit was presented under Other Income in the consolidated statements of profit or loss.

The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Land	307	2,306
Buildings	-	307
Forest	844	11,002
Roads	128	543
Total	1,279	14,158